Financial instruments - Schedule of credit quality (Details) - Cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Credit exposure	$ 326,441	$ 466,544
UBS
Disclosure of credit risk exposure [line items]
Credit exposure	105,183	154,961
Credit Suisse
Disclosure of credit risk exposure [line items]
Credit exposure	110,338	157,098
JP Morgan Chase
Disclosure of credit risk exposure [line items]
Credit exposure	654	1,295
Bank of America
Disclosure of credit risk exposure [line items]
Credit exposure	$ 110,266	$ 153,190